Ordinary Shares (Details) - USD ($)					3 Months Ended			6 Months Ended
	Jun. 29, 2026	Dec. 22, 2025	Apr. 29, 2025	Apr. 10, 2025	Jun. 30, 2026	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	May 13, 2025
Ordinary Shares [Line Items]
Total fair value (in Dollars)			$ 1,443,000
Public warrants amount (in Dollars)							$ 9,252,946
Incentive warrants value (in Dollars)							$ 204,539,450
Deferred offering cost (in Dollars)					$ 11,406,759			$ 11,406,759
Net proceeds amount (in Dollars)								430,066
Trust account (in Dollars)								366,702
Cash received from closing the business combination (in Dollars)								$ 63,364
Other expense (in Dollars)									$ 10,976,693
Treasury shares, shares issued					864,485			864,485		1,124,485
Company delivered ordinary shares exercised options
Exercise price								$ 5.9084
Outstanding, shares delivered
Prepaid the aggregate exercise price								$ 10,000,000
Receive cash					$ 10,270,000			10,270,000
Premium value					$ 270,000			270,000
Aggregate notional value								$ 10,270,000
Incentive Warrants [Member]
Ordinary Shares [Line Items]
Fair value amount (in Dollars)				$ 15,600,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.00001			$ 0.00001		$ 0.00001
Ordinary shares, shares authorized					4,000,000,000			4,000,000,000		4,000,000,000
Ordinary shares, shares issued					446,769,891			446,769,891		440,715,769
Ordinary shares, shares outstanding					445,905,406			445,905,406		439,591,284
Conversion of shares				269,381,830
Ordinary shares, voting rights								one
Treasury shares, shares issue								1,738,203
Number of shares issued	7,091,780			20,000,000
Stock Issued During Period, Shares, Issued for Services			100,000
Class A Ordinary Shares [Member] | Employee Share Purchase Plan [Member]
Ordinary Shares [Line Items]
Ordinary share reserve amount		5,000,000
Percentage of discount to market price		15.00%
Class A Ordinary Shares [Member] | Employee Stock [Member]
Ordinary Shares [Line Items]
Company delivered ordinary shares exercised options
Proceeds from exercise								$ 683,249
Outstanding, shares delivered								5,117,972
Class A Ordinary Shares [Member] | Public Warrants [Member]
Ordinary Shares [Line Items]
Shares of public warrants								804,604
Public warrants amount (in Dollars)								$ 9,252,946
Class A Ordinary Shares [Member] | Incentive Warrants [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued				42,685,593
Incentive warrants shares								20,453,945
Incentive warrants value (in Dollars)								$ 204,539,450
Class A Ordinary Shares [Member] | Exercise of Warrants [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued											1,777,844
Class A Ordinary Shares [Member] | RSUs [Member]
Ordinary Shares [Line Items]
Outstanding, shares delivered								2,756,938
Class A Ordinary Shares [Member] | SKGR Shareholders [Member]
Ordinary Shares [Line Items]
Ordinary shares, shares issued				5,852,239
Class B Ordinary Shares [Members]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.00001			$ 0.00001		$ 0.00001
Ordinary shares, shares authorized					1,000,000,000			1,000,000,000		1,000,000,000
Ordinary shares, shares issued					83,859,005			83,859,005		83,859,005
Ordinary shares, shares outstanding					83,859,005			83,859,005		83,859,005
Ordinary shares, voting rights								20
Number Of Redesignated Shares Held				82,988,016
Incentive Shares [Member]
Ordinary Shares [Line Items]
Fair value amount (in Dollars)				$ 513,080,828
Repurchased Shares [Member]
Ordinary Shares [Line Items]
Repurchased shares								1,820,788
Aggregate cost repurchased shares								$ 10,985,121
Ordinary Shares [Member]
Ordinary Shares [Line Items]
Ordinary shares, par value (in Dollars per share)					$ 0.00001			$ 0.00001
Ordinary Shares [Member] | Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Conversion of shares							269,381,830
Shares of public warrants							804,604
Public warrants amount (in Dollars)							$ 8
Incentive warrants shares							20,453,945
Incentive warrants value (in Dollars)							$ 205
Treasury shares, shares issue					1,820,788
Number of shares issued							5,852,239
Company delivered ordinary shares exercised options					691,886	4,426,086
Ordinary Shares [Member] | Class B Ordinary Shares [Members]
Ordinary Shares [Line Items]
Public warrants amount (in Dollars)
Incentive warrants value (in Dollars)
Treasury shares, shares issue